Shareholders' equity (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Summary of issued and outstanding common shares	As at June 30, 2026 and 2025, the Company’s issued and outstanding common shares consist of the following:

	June 30	June 30
	2026	2025
	#	#
Shares issued and outstanding:
Outstanding, beginning of the year	33,262,910	33,340,159
Shares issued under employee share purchase plan	29,650	—
Shares purchased and cancelled	(270,694)	(439,741)
Shares issued upon exercise of RSUs	317,066	362,492
Outstanding, end of the year	33,338,932	33,262,910

Summary of movement in stock option plan
The following table shows the movement in the stock option plan:

	Number	Weighted
	of options	average price
	#	$
Balance, July 1, 2024	462,346	15.21
Expired	(47,176)	11.77
Forfeited	(33,484)	15.40
Balance, June 30, 2025	381,686	15.62
Expired	(280,859)	15.06
Forfeited	(2,600)	9.69
Balance, June 30, 2026	98,227	17.38

Summary of information about stock options outstanding and exercisable based on exercise price range
The following table summarizes information about the stock options outstanding and exercisable at the end of each year:

	June 30			June 30
	2026			2025
		Number of	Weighted		Number of	Weighted
	Number of	stock options	average	Number of	stock options	average
	stock options	outstanding and	remaining	stock options	outstanding	remaining
Exercise price	outstanding	exercisable	contractual life	outstanding	and exercisable	contractual life
$7.01 - $9.00	71,227	71,227	1.00 year	84,120	64,510	2.00 years
$9.01 - $12.00	—	—	—	62,023	62,023	0.93 years
$12.01 - $15.00	27,000	27,000	0.75 years	42,000	34,143	1.75 years
$15.01 - $18.00	—	—	—	104,702	104,702	1.00 year
$18.01 - $20.00	—	—	—	22,856	21,468	1.00 year
$20.01 - $27.00	—	—	—	65,985	65,985	0.61 years
	98,227	98,227	0.93 years	381,686	352,831	1.22 years

Summary of DSUs, RSUs and PSUs granted and forfeited
The following table summarizes information about the DSUs, PSUs and RSUs granted, exercised and forfeited during the year ended June 30, 2026.

	DSU	PSU	RSU	Total
Awards outstanding July 1, 2024	172,086	499,800	607,157	1,279,043
Awards granted during the year	64,356	271,000	271,000	606,356
Awards exercised during the year	—	—	(362,492)	(362,492)
Awards forfeited during the year	—	(82,500)	(50,623)	(133,123)
Awards outstanding June 30, 2025	236,442	688,300	465,042	1,389,784
Awards granted during the year	78,000	254,375	254,375	586,750
Awards exercised during the year	—	—	(317,066)	(317,066)
Awards forfeited during the year	—	(101,500)	(17,500)	(119,000)
Awards outstanding June 30, 2026	314,442	841,175	384,851	1,540,468

Summary of valuation allowance on stock option	The key assumptions used in the Monte Carlo simulation are:

	June 30	June 30
	2026	2025
Fair value per share	$2.64	$6.68
Expected volatility	47.00%	64.00%
Time to expiry	2.36 years	2.76 years
Risk-free interest rate	3.45%	3.42%

Summary of basic and diluted loss per share
Both the basic and diluted loss per share have been calculated using the net loss attributable to the shareholders of the Company as the numerator.

	June 30	June 30
	2026	2025
Number of shares:
Weighted average number of shares outstanding	33,244,861	33,497,223
Weighted average number of shares used in basic and diluted earnings per share	33,244,861	33,497,223

Net loss	$(81,094)	$(5,010)

Loss per share
Basic and diluted	$(2.44)	$(0.15)

Summary of Potentially diluted shares
Potentially diluted shares relating to DSUs, PSUs, RSUs, and stock options as set-out below have been excluded from the calculation of the diluted number of shares as the impact would be anti dilutive.

	June 30	June 30
	2026	2025
DSU	314,442	236,442
PSU	841,175	688,300
RSU	384,851	465,042
Stock options	98,227	381,686
	1,638,695	1,771,470